November 1, 2012

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: The Dreyfus/Laurel Tax-Free Municipal Funds
 - Dreyfus BASIC California Municipal Money Market Fund
 - Dreyfus BASIC Massachusetts Municipal Money Market Fund
 - Dreyfus BASIC New York Municipal Money Market Fund
 1933 Act File No.: 33-43845
 1940 Act File No.: 811-3700
 CIK No.: 0000717341

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 67 to the Registration Statement, electronically filed with the Securities and Exchange Commission on October 26, 2012.

Please address any comments or questions to my attention at 212-922-6867.

Sincerely,

/s/ Denise L. Negron
Denise L. Negron
Paralegal